Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jan. 01, 2020
Property, Plant and Equipment [Line Items]
Deferred offering costs	$ 200,000	$ 0	$ 3,200,000
Impairment of long-lived assets	0	0
Operating lease right-of-use assets	4,842,000	$ 0	1,175,000
Total operating lease liabilities	$ 4,775,000		$ 2,232,000
Cumulative Effect, Period of Adoption, Adjustment
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets				$ 6,500,000
Total operating lease liabilities				$ 6,400,000
Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years